DBX ETF Trust | 1
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.5%
Communication Services
— 10.2%
Alphabet, Inc., Class A
28,159 4,757,463
Alphabet, Inc., Class C
25,068 4,273,843
AT&T, Inc.
34,045 788,482
Charter Communications, Inc.,
Class A *
469 186,177
Comcast Corp., Class A
19,059 823,158
Electronic Arts, Inc.
1,147 187,730
Fox Corp., Class A
1,067 50,277
Fox Corp., Class B
503 22,499
Live Nation Entertainment, Inc. *
780 107,835
Meta Platforms, Inc., Class A
12,941 7,432,275
Netflix, Inc. *
2,031 1,801,111
Omnicom Group, Inc.
953 99,893
Pinterest, Inc., Class A *
2,868 86,958
ROBLOX Corp., Class A *
2,415 121,064
Sirius XM Holdings, Inc.
460 12,397
Snap, Inc., Class A *
5,119 60,455
Spotify Technology SA *
703 335,303
Take-Two Interactive Software,
Inc. *
800 150,704
T-Mobile US, Inc.
2,320 572,901
Trade Desk, Inc., Class A *
2,135 274,454
Verizon Communications, Inc.
20,076 890,170
Walt Disney Co.
8,916 1,047,363
Warner Bros Discovery, Inc. *
10,878 114,001
Warner Music Group Corp.,
Class A
1,019 33,138
(Cost $15,712,843)
24,229,651
Consumer Discretionary — 6.1%
Airbnb, Inc., Class A *
2,200 299,442
Aptiv PLC *
4,192 232,782
AutoZone, Inc. *
169 535,652
Best Buy Co., Inc.
2,181 196,290
Booking Holdings, Inc.
165 858,327
Chipotle Mexican Grill, Inc. *
6,804 418,582
D.R. Horton, Inc.
2,783 469,715
Domino's Pizza, Inc.
162 77,143
DoorDash, Inc., Class A *
3,893 702,609
eBay, Inc.
7,039 445,498
Expedia Group, Inc. *
728 134,403
Ford Motor Co.
18,714 208,287
Garmin Ltd.
2,087 443,696
General Motors Co.
6,377 354,497
Genuine Parts Co.
2,324 294,521
Home Depot, Inc.
5,147 2,208,732
Lennar Corp., Class A
2,578 449,577
Lennar Corp., Class B
713 117,524
Lowe's Cos., Inc.
3,284 894,660
Lululemon Athletica, Inc. *
1,397 447,962
Number
of Shares Value $
McDonald's Corp.
3,471 1,027,451
MercadoLibre, Inc. *
369 732,528
NIKE, Inc., Class B
9,137 719,721
NVR, Inc. *
41 378,659
O'Reilly Automotive, Inc. *
517 642,745
PulteGroup, Inc.
2,855 386,196
Tractor Supply Co.
993 281,684
Ulta Beauty, Inc. *
844 326,324
Yum! Brands, Inc.
835 116,015
(Cost $11,006,145)
14,401,222
Consumer Staples — 4.8%
Archer-Daniels-Midland Co.
12 655
Church & Dwight Co., Inc.
3,462 381,270
Clorox Co.
2,335 390,342
Coca-Cola Co.
22,233 1,424,691
Colgate-Palmolive Co.
5,780 558,521
Conagra Brands, Inc.
8,011 220,703
Estee Lauder Cos., Inc., Class A
3,465 249,896
General Mills, Inc.
5,831 386,362
Hershey Co.
1,981 348,914
Hormel Foods Corp.
6,427 208,428
Kellanova
4,974 404,336
Keurig Dr Pepper, Inc.
12,241 399,669
Kimberly-Clark Corp.
3,107 432,960
Kraft Heinz Co.
9,738 311,324
McCormick & Co., Inc.
4,561 357,628
Mondelez International, Inc.,
Class A
9,729 631,899
PepsiCo, Inc.
7,981 1,304,494
Procter & Gamble Co.
12,458 2,233,221
Sysco Corp.
5,509 424,799
Target Corp.
3,209 424,583
The Campbell's Company
5,375 248,325
Tyson Foods, Inc., Class A
33 2,128
(Cost $11,371,252)
11,345,148
Financials — 12.6%
Aflac, Inc.
2,462 280,668
Allstate Corp.
815 169,023
American Express Co.
2,856 870,166
American International Group,
Inc.
2,800 215,264
Ameriprise Financial, Inc.
433 248,529
Aon PLC, Class A
977 382,535
Apollo Global Management, Inc.
2,096 366,863
Arch Capital Group Ltd.
1,740 175,253
Ares Management Corp., Class
A
1,049 185,390
Arthur J Gallagher & Co.
1,092 340,966
Bank of America Corp.
32,496 1,543,885
Bank of New York Mellon Corp.
4,010 328,299
Blackrock, Inc.
735 751,758

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Block, Inc. *
2,680 237,314
Capital One Financial Corp.
1,421 272,846
Cboe Global Markets, Inc.
610 131,668
Charles Schwab Corp.
7,362 609,279
Chubb Ltd.
1,933 558,115
Cincinnati Financial Corp.
707 113,000
Citigroup, Inc.
9,100 644,917
Citizens Financial Group, Inc.
1,267 60,993
CME Group, Inc.
1,840 437,920
Coinbase Global, Inc., Class A *
1,007 298,273
Corpay, Inc. *
410 156,284
Discover Financial Services
1,300 237,159
Everest Group Ltd.
119 46,120
Fidelity National Financial, Inc.
815 51,663
Fidelity National Information
Services, Inc.
2,714 231,504
Fifth Third Bancorp
3,291 158,165
Fiserv, Inc. *
2,956 653,158
Global Payments, Inc.
1,482 176,299
Goldman Sachs Group, Inc.
1,586 965,192
Hartford Financial Services
Group, Inc.
1,089 134,285
Huntington Bancshares, Inc.
8,225 148,132
Interactive Brokers Group, Inc.,
Class A
660 126,119
Intercontinental Exchange, Inc.
2,871 462,116
JPMorgan Chase & Co.
13,818 3,450,631
KeyCorp
3,104 60,466
KKR & Co., Inc.
3,460 563,530
M&T Bank Corp.
647 142,334
Markel Group, Inc. *
59 105,192
Marsh & McLennan Cos., Inc.
2,429 566,516
Mastercard, Inc., Class A
4,015 2,139,754
MetLife, Inc.
2,151 189,783
Moody's Corp.
818 408,984
Morgan Stanley
6,272 825,458
MSCI, Inc.
379 231,050
Nasdaq, Inc.
2,184 181,250
Northern Trust Corp.
1,207 134,170
PayPal Holdings, Inc. *
5,287 458,753
PNC Financial Services Group,
Inc.
1,864 400,238
Principal Financial Group, Inc.
733 63,837
Progressive Corp.
2,739 736,462
Prudential Financial, Inc.
1,272 164,609
Raymond James Financial, Inc.
1,019 172,496
Regions Financial Corp.
2,100 57,246
Rocket Cos., Inc., Class A *
2,293 33,317
S&P Global, Inc.
1,552 810,936
State Street Corp.
1,685 165,989
Synchrony Financial
2,264 152,865
T. Rowe Price Group, Inc.
1,213 150,218
Number
of Shares Value $
Travelers Cos., Inc.
967 257,261
Truist Financial Corp.
5,917 282,123
US Bancorp
6,742 359,281
Visa, Inc., Class A
7,673 2,417,609
W.R. Berkley Corp.
1,291 83,334
Wells Fargo & Co.
16,499 1,256,729
Willis Towers Watson PLC
509 163,898
(Cost $19,382,312)
29,955,439
Health Care — 15.5%
Abbott Laboratories
10,702 1,271,077
AbbVie, Inc.
9,950 1,820,153
Agilent Technologies, Inc.
1,575 217,303
Align Technology, Inc. *
1,300 302,601
Alnylam Pharmaceuticals, Inc. *
1,575 398,585
Amgen, Inc.
3,334 943,089
Avantor, Inc. *
13,668 287,848
Baxter International, Inc.
9,013 303,828
Becton Dickinson & Co.
2,471 548,315
Biogen, Inc. *
1,769 284,154
BioMarin Pharmaceutical, Inc. *
3,908 258,045
Boston Scientific Corp. *
10,306 934,342
Bristol-Myers Squibb Co.
15,872 939,940
Cardinal Health, Inc.
1,970 240,813
Cencora, Inc.
1,632 410,530
Centene Corp. *
2,848 170,880
Cigna Group
1,265 427,317
Cooper Cos., Inc. *
3,741 390,785
CVS Health Corp.
10,223 611,847
Danaher Corp.
4,177 1,001,185
Dexcom, Inc. *
4,154 323,970
Edwards Lifesciences Corp. *
5,530 394,565
Elevance Health, Inc.
1,110 451,726
Eli Lilly & Co.
4,340 3,451,819
GE HealthCare Technologies,
Inc.
5,112 425,421
Gilead Sciences, Inc.
9,646 893,027
HCA Healthcare, Inc.
936 306,278
Hologic, Inc. *
4,257 338,431
Humana, Inc.
625 185,237
IDEXX Laboratories, Inc. *
908 382,949
Illumina, Inc. *
2,979 429,423
Incyte Corp. *
4,878 363,850
Intuitive Surgical, Inc. *
2,255 1,222,210
IQVIA Holdings, Inc. *
859 172,522
Johnson & Johnson
13,187 2,044,117
Labcorp Holdings, Inc.
494 119,133
McKesson Corp.
945 593,932
Medtronic PLC
9,240 799,630
Merck & Co., Inc.
14,134 1,436,580
Mettler-Toledo International,
Inc. *
282 352,838

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Moderna, Inc. *
3,672 158,116
Pfizer, Inc.
35,912 941,254
Quest Diagnostics, Inc.
529 86,047
Regeneron Pharmaceuticals,
Inc. *
736 552,162
ResMed, Inc.
2,017 502,273
Royalty Pharma PLC, Class A
11,584 308,829
STERIS PLC
1,596 349,620
Stryker Corp.
2,233 875,671
Thermo Fisher Scientific, Inc.
2,320 1,228,742
UnitedHealth Group, Inc.
4,416 2,694,643
Veeva Systems, Inc., Class A *
718 163,596
Vertex Pharmaceuticals, Inc. *
1,745 816,887
Waters Corp. *
1,116 429,348
West Pharmaceutical Services,
Inc.
1,115 363,133
Zimmer Biomet Holdings, Inc.
3,319 372,060
Zoetis, Inc.
3,653 640,188
(Cost $34,010,266)
36,932,864
Industrials — 5.3%
Automatic Data Processing, Inc.
1,989 610,484
Broadridge Financial Solutions,
Inc.
552 130,283
Carrier Global Corp.
3,859 298,571
Cintas Corp.
1,809 408,454
Copart, Inc. *
8,719 552,697
Deere & Co.
1,704 793,894
Delta Air Lines, Inc.
6,071 387,451
Dover Corp.
1,558 320,792
Equifax, Inc.
672 175,768
Expeditors International of
Washington, Inc.
2,317 281,840
Fastenal Co.
6,693 559,267
FedEx Corp.
1,762 533,305
Ferguson Enterprises, Inc.
2,122 458,204
JB Hunt Transport Services, Inc.
1,793 339,074
Johnson Controls International
PLC
3,401 285,208
Masco Corp.
3,535 284,780
Old Dominion Freight Line, Inc.
2,272 511,518
Otis Worldwide Corp.
4,209 433,443
PACCAR, Inc.
2,592 303,264
Paychex, Inc.
1,571 229,790
Rollins, Inc.
1,885 94,872
Snap-on, Inc.
1,064 393,350
Southwest Airlines Co.
7,625 246,745
SS&C Technologies Holdings,
Inc.
1,003 77,572
Trane Technologies PLC
5 2,081
TransUnion
1,166 118,349
Uber Technologies, Inc. *
12,992 934,904
United Airlines Holdings, Inc. *
3,983 385,674
Number
of Shares Value $
United Parcel Service, Inc.,
Class B
5,133 696,651
Verisk Analytics, Inc.
704 207,124
W.W. Grainger, Inc.
386 465,261
Waste Management, Inc.
2,979 679,867
Westinghouse Air Brake
Technologies Corp.
1,469 294,711
(Cost $9,380,250)
12,495,248
Information Technology
— 37.2%
Accenture PLC, Class A
3,229 1,170,093
Adobe, Inc. *
2,126 1,096,867
Advanced Micro Devices, Inc. *
8,885 1,218,800
Akamai Technologies, Inc. *
739 69,481
Amdocs Ltd.
600 52,032
Analog Devices, Inc.
3,373 735,483
Apple, Inc.
88,414 20,983,295
Applied Materials, Inc.
4,836 844,898
Arista Networks, Inc. *
1,761 714,649
ARM Holdings PLC, ADR *
1,590 213,521
Atlassian Corp., Class A *
779 205,329
Autodesk, Inc. *
1,050 306,495
Broadcom, Inc.
23,064 3,738,213
Cadence Design Systems, Inc. *
1,317 404,069
CDW Corp.
649 114,179
Cisco Systems, Inc.
23,966 1,419,027
Cloudflare, Inc., Class A *
1,458 145,552
Cognizant Technology Solutions
Corp., Class A
2,405 193,578
Corning, Inc.
8,118 395,103
Crowdstrike Holdings, Inc., Class
A *
1,099 380,221
Datadog, Inc., Class A *
1,274 194,603
Enphase Energy, Inc. *
2,850 203,347
Fair Isaac Corp. *
120 285,004
Fortinet, Inc. *
2,966 281,918
Gartner, Inc. *
365 189,044
Gen Digital, Inc.
2,883 88,941
GLOBALFOUNDRIES, Inc. *
3,510 151,807
HP, Inc.
8,247 292,191
HubSpot, Inc. *
239 172,331
Intel Corp.
26,884 646,560
Intuit, Inc.
1,314 843,233
Keysight Technologies, Inc. *
2,423 413,945
KLA Corp.
894 578,445
Lam Research Corp.
8,402 620,740
Marvell Technology, Inc.
6,488 601,373
Microchip Technology, Inc.
4,753 324,012
Micron Technology, Inc.
6,868 672,721
Microsoft Corp.
44,793 18,968,044
MongoDB, Inc. *
349 112,549
Monolithic Power Systems, Inc.
489 277,576

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Motorola Solutions, Inc.
1,390 694,583
NetApp, Inc.
2,656 325,732
NVIDIA Corp.
122,821 16,980,003
Okta, Inc. *
801 62,126
ON Semiconductor Corp. *
4,757 338,318
Oracle Corp.
7,478 1,382,233
Palo Alto Networks, Inc. *
1,542 598,018
QUALCOMM, Inc.
6,413 1,016,653
Salesforce, Inc.
4,522 1,492,215
Seagate Technology Holdings
PLC
2,669 270,450
ServiceNow, Inc. *
978 1,026,352
Skyworks Solutions, Inc.
2,579 225,895
Snowflake, Inc., Class A *
1,476 258,005
Super Micro Computer, Inc. *
4,860 158,630
Synopsys, Inc. *
736 411,049
TE Connectivity PLC
2,910 439,759
Teradyne, Inc.
2,010 221,100
Texas Instruments, Inc.
5,418 1,089,180
VeriSign, Inc. *
434 81,236
Western Digital Corp. *
3,047 222,400
Workday, Inc., Class A *
1,006 251,490
Zebra Technologies Corp., Class
A *
926 376,882
Zoom Communications, Inc. *
1,214 100,386
Zscaler, Inc. *
463 95,651
(Cost $58,012,518)
88,437,615
Materials — 1.9%
Ball Corp.
4,635 288,112
Corteva, Inc.
7,844 488,211
CRH PLC
5,276 539,576
Ecolab, Inc.
2,199 547,045
International Flavors &
Fragrances, Inc.
3,281 299,752
International Paper Co.
2,379 139,957
Martin Marietta Materials, Inc.
651 390,600
Nucor Corp.
1,355 209,605
Packaging Corp. of America
1,597 397,413
PPG Industries, Inc.
2,678 333,063
Sherwin-Williams Co.
1,864 740,754
Southern Copper Corp.
2,443 245,155
(Cost $3,608,639)
4,619,243
Real Estate — 4.8%
Alexandria Real Estate Equities,
Inc. REIT
2,895 319,116
American Tower Corp. REIT
3,496 730,664
AvalonBay Communities, Inc.
REIT
1,889 444,576
CBRE Group, Inc., Class A *
1,131 158,329
CoStar Group, Inc. *
1,986 161,541
Crown Castle, Inc. REIT
4,656 494,700
Digital Realty Trust, Inc. REIT
3,152 616,815
Number
of Shares Value $
Equinix, Inc. REIT
765 750,832
Equity Residential REIT
5,261 403,308
Essex Property Trust, Inc. REIT
1,194 370,689
Extra Space Storage, Inc. REIT
2,661 454,924
Healthpeak Properties, Inc. REIT
15,804 347,530
Invitation Homes, Inc. REIT
9,756 334,143
Iron Mountain, Inc. REIT
4,027 498,019
Mid-America Apartment
Communities, Inc. REIT
2,285 375,106
Prologis, Inc. REIT
6,561 766,194
Public Storage REIT
1,640 570,802
Realty Income Corp. REIT
8,848 512,211
SBA Communications Corp.
REIT
1,814 410,417
Simon Property Group, Inc. REIT
3,188 585,317
Ventas, Inc. REIT
6,781 434,459
VICI Properties, Inc. REIT
14,070 458,823
Welltower, Inc. REIT
5,350 739,263
Weyerhaeuser Co. REIT
11,728 378,345
(Cost $9,956,715)
11,316,123
Utilities — 1.1%
American Water Works Co., Inc.
8,736 1,196,308
Edison International
15,883 1,393,733
(Cost $2,326,948)
2,590,041
TOTAL COMMON STOCKS
(Cost $174,767,888)
236,322,594
EXCHANGE-TRADED FUNDS
— 0.2%
iShares Paris-Aligned Climate
MSCI USA ETF (a)
300 19,872
Vanguard Mid-Cap ETF
280 79,696
Xtrackers MSCI USA Climate
Action Equity ETF (a)(b)
11,200 427,206
(Cost $437,122)
526,774
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.53%
(c)(d)
(Cost $137,450)
137,450 137,450
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
4.59% (c)
(Cost $531,382)
531,382 531,382

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
At November 30, 2024, open futures contracts purchased were as follows:
Number
of Shares Value $
TOTAL INVESTMENTS
— 100.0%
(Cost $175,873,842)
237,518,200
Other assets and liabilities,
net — 0.0%
96,770
NET ASSETS — 100.0%
237,614,970
 * (a)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers MSCI USA Climate Action Equity ETF  (a)(b)
307,443 87,775 — — 31,988 1,248 — 11,200 427,206
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (c)(d)
512,450 — (375,000) (e) — — 1,578 — 137,450 137,450
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 4.59% (c)
307,334 968,533 (744,485) — — 4,518 — 531,382 531,382
1,127,227 1,056,308 (1,119,485) — 31,988 7,344 — 680,032 1,096,038
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $135,307, which is 0.1% of net assets.
(b)
Affiliated fund advised by DBX Advisors LLC.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
Micro E-Mini S&P 500 Futures
USD 22 641,067 665,665 12/20/2024 24,598
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
November 30, 2024.

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
USNZ-PH1
R-089711-2 (5/25) DBX006037 (5/25)
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 236,322,594 $ — $ — $ 236,322,594
Exchange-Traded Funds
526,774 — — 526,774
Short-Term Investments (a)
668,832 — — 668,832
Derivatives (b)
Futures Contracts
24,598 — — 24,598
TOTAL
$ 237,542,798 $ — $ — $ 237,542,798
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.